UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23268

 NAME OF REGISTRANT:                     Highland Income Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2515 McKinney Avenue
                                         Suite 1100
                                         Dallas, TX 75201

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Highland Capital Management
                                         Fund Advisors, L.P.
                                         2515 McKinney Avenue
                                         Suite 1100
                                         Dallas, TX 75201

 REGISTRANT'S TELEPHONE NUMBER:          833-697-6246

 DATE OF FISCAL YEAR END:                06/30

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


Highland Income Fund
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 HIGHLAND FUNDS                                                                              Agenda Number:  935431558
--------------------------------------------------------------------------------------------------------------------------
        Security:  43010T104
    Meeting Type:  Annual
    Meeting Date:  11-Jun-2021
          Ticker:  HGLB
            ISIN:  US43010T1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John Honis                                                Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INDEPENDENCE REALTY TRUST, INC.                                                             Agenda Number:  935373100
--------------------------------------------------------------------------------------------------------------------------
        Security:  45378A106
    Meeting Type:  Annual
    Meeting Date:  12-May-2021
          Ticker:  IRT
            ISIN:  US45378A1060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: Scott F. Schaeffer                  Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: William C. Dunkelberg               Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: Richard D. Gebert                   Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: Melinda H. McClure                  Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: Mack D. Pridgen III                 Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: DeForest B. Soaries,                Mgmt          For                            For
       Jr.

1G.    ELECTION OF DIRECTOR: Lisa Washington                     Mgmt          For                            For

2.     THE RATIFICATION OF THE APPOINTMENT OF KPMG               Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING
       DECEMBER 31, 2021.

3.     THE ADVISORY VOTE TO APPROVE THE COMPANY'S                Mgmt          For                            For
       EXECUTIVE COMPENSATION.




--------------------------------------------------------------------------------------------------------------------------
 LORAL SPACE & COMMUNICATIONS INC.                                                           Agenda Number:  935441028
--------------------------------------------------------------------------------------------------------------------------
        Security:  543881106
    Meeting Type:  Annual
    Meeting Date:  17-Jun-2021
          Ticker:  LORL
            ISIN:  US5438811060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John D. Harkey, Jr.                                       Mgmt          For                            For
       Michael B. Targoff                                        Mgmt          For                            For

2.     Acting upon a proposal to ratify the                      Mgmt          For                            For
       appointment of Deloitte & Touche LLP as
       Loral's independent registered public
       accounting firm for the year ending
       December 31, 2020 (the "Accounting Firm
       Proposal").

3.     Acting upon a proposal to approve, by                     Mgmt          For                            For
       non-binding, advisory vote, the
       compensation of Loral's named executive
       officers as described in the proxy
       statement/prospectus (the "Say-On-Pay
       Proposal").




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 NEXPOINT FUNDS                                                                              Agenda Number:  935242836
--------------------------------------------------------------------------------------------------------------------------
        Security:  65340G205
    Meeting Type:  Annual
    Meeting Date:  14-Jul-2020
          Ticker:  NHF
            ISIN:  US65340G2057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Dr. Bob Froehlich                                         Mgmt          For                            For
       Edward Constantino                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT FUNDS                                                                              Agenda Number:  935250388
--------------------------------------------------------------------------------------------------------------------------
        Security:  65340G205
    Meeting Type:  Special
    Meeting Date:  28-Aug-2020
          Ticker:  NHF
            ISIN:  US65340G2057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a change in the Fund's business                Mgmt          For                            For
       from a registered investment company that
       invests primarily in debt and equity
       securities to a diversified REIT and to
       amend the Fund's fundamental investment
       restrictions to permit the Fund to engage
       in its new business (the "Business Change
       Proposal").

2.     To approve the amendment and restatement of               Mgmt          For                            For
       the Fund's Agreement and Declaration of
       Trust (the "Amendment Proposal").




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT FUNDS                                                                              Agenda Number:  935432459
--------------------------------------------------------------------------------------------------------------------------
        Security:  65340G205
    Meeting Type:  Annual
    Meeting Date:  11-Jun-2021
          Ticker:  NHF
            ISIN:  US65340G2057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Class III Trustee to serve for                Mgmt          For                            For
       a three year term expiring at the 2024
       Annual Meeting: John Honis




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT REAL ESTATE FINANCE, INC.                                                          Agenda Number:  935411203
--------------------------------------------------------------------------------------------------------------------------
        Security:  65342V101
    Meeting Type:  Annual
    Meeting Date:  11-May-2021
          Ticker:  NREF
            ISIN:  US65342V1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual meeting: James Dondero

1B.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual meeting: Brian Mitts

1C.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual meeting: Edward Constantino

1D.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual meeting: Scott Kavanaugh

1E.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual meeting: Arthur Laffer

1F.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual meeting: Catherine Wood

2.     To approve the potential issuance of shares               Mgmt          For                            For
       of the Company's common stock to related
       party affiliates in connection with the
       redemption of units of limited partnership
       interests in the Company's operating
       partnership.

3.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       the Company's independent registered public
       accounting firm for 2021.




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT RESIDENTIAL TRUST, INC.                                                            Agenda Number:  935404664
--------------------------------------------------------------------------------------------------------------------------
        Security:  65341D102
    Meeting Type:  Annual
    Meeting Date:  11-May-2021
          Ticker:  NXRT
            ISIN:  US65341D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual meeting: James Dondero

1B.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual meeting: Brian Mitts

1C.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual meeting: Edward Constantino

1D.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual meeting: Scott Kavanaugh

1E.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual meeting: Arthur Laffer

1F.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual meeting: Catherine Wood

2.     Advisory Vote on Executive Compensation: to               Mgmt          For                            For
       approve, on an advisory basis, the
       compensation of our named executive
       officers.

3.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       the Company's independent registered public
       accounting firm for 2021.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Highland Income Fund
By (Signature)       /s/ Stephanie Vitiello
Name                 Stephanie Vitiello
Title                Secretary
Date                 08/11/2021